Taxation - Schedule of Roll Forward of Deferred Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Taxation [LIne Items]
Balance	$ (20,024,215)	$ (24,839,145)
Business combination / (loss) of control	10,847,417	(858,661)
Income tax provision	(6,636,121)	7,791,048
Conversion difference	45,644	(894,614)
Balance	(15,767,275)	(20,024,215)
Charge to OCI		(1,222,843)
Tax Loss-Carry Forward [Member]
Taxation [LIne Items]
Balance	26,988,067	21,215,789
Business combination / (loss) of control	(21,525,926)	(62,585)
Income tax provision	(5,579,828)	7,752,424
Conversion difference	117,687	(694,718)
Balance		26,988,067
Charge to OCI		(1,222,843)
Others financial assets [Member]
Taxation [LIne Items]
Balance	813,780	1,336,260
Business combination / (loss) of control	(475,554)	(2,299)
Income tax provision	(342,341)	(423,116)
Conversion difference	4,115	(97,065)
Balance		813,780
Charge to OCI
Trade receivables [Member]
Taxation [LIne Items]
Balance	532,106	447,449
Business combination / (loss) of control	(1,353,889)
Income tax provision	822,145	214,734
Conversion difference	(362)	(130,077)
Balance		532,106
Charge to OCI
Royalties [Member]
Taxation [LIne Items]
Balance	764,888	723,082
Business combination / (loss) of control	(744,388)
Income tax provision	(18,311)	48,310
Conversion difference	(2,189)	(6,504)
Balance		764,888
Charge to OCI
Allowances [Member]
Taxation [LIne Items]
Balance	942,587	1,213,899
Business combination / (loss) of control	(1,053,605)
Income tax provision	98,032	(221,106)
Conversion difference	12,986	(50,206)
Balance		942,587
Charge to OCI
Government grants [Member]
Taxation [LIne Items]
Balance	15,090	93,996
Business combination / (loss) of control		(39,261)
Income tax provision	(15,596)	(42,199)
Conversion difference	506	2,554
Balance		15,090
Charge to OCI
Others [Member]
Taxation [LIne Items]
Balance	2,516,719
Business combination / (loss) of control	227,950
Income tax provision	(2,744,669)
Conversion difference
Balance		2,516,719
Total deferred tax assets [Member]
Taxation [LIne Items]
Balance	32,573,237	28,433,321
Business combination / (loss) of control	(24,925,412)	661,239
Income tax provision	(7,780,568)	5,677,536
Conversion difference	132,743	(976,016)
Balance		32,573,237
Charge to OCI		(1,222,843)
Intangible assets [Member]
Taxation [LIne Items]
Balance	(28,444,095)	(29,117,986)
Business combination / (loss) of control	12,428,299	(301,659)
Income tax provision	214,190	867,636
Conversion difference	34,331	107,914
Balance	(15,767,275)	(28,444,095)
Charge to OCI
Property, plant and equipment depreciation [Member]
Taxation [LIne Items]
Balance	(14,608,912)	(13,678,341)
Business combination / (loss) of control	15,315,097	(174,228)
Income tax provision	(703,102)	(773,812)
Conversion difference	(3,083)	17,469
Balance		(14,608,912)
Charge to OCI
Inventories [Member]
Taxation [LIne Items]
Balance	(8,041,220)
Business combination / (loss) of control	6,611,790
Income tax provision	1,429,430
Conversion difference
Balance		(8,041,220)
Biological assets [Member]
Taxation [LIne Items]
Balance
Business combination / (loss) of control	640,035
Income tax provision	(640,035)
Conversion difference
Balance
Others financial assets [Member]
Taxation [LIne Items]
Balance	(464,404)	(2,154,504)
Business combination / (loss) of control	28,040
Income tax provision	436,364	1,690,100
Conversion difference
Balance		(464,404)
Charge to OCI
Right-of-use leased asset [Member]
Taxation [LIne Items]
Balance	(190,088)	(120,442)
Business combination / (loss) of control	180,967	(115,495)
Income tax provision	10,505	30,998
Conversion difference	(1,384)	14,851
Balance		(190,088)
Charge to OCI
Inflation tax adjustment [Member]
Taxation [LIne Items]
Balance	(302,456)	(1,131,895)
Business combination / (loss) of control	26,801	10,732
Income tax provision	218,362	827,211
Conversion difference	57,293	(8,504)
Balance		(302,456)
Charge to OCI
Others [Member]
Taxation [LIne Items]
Balance	(546,277)
Business combination / (loss) of control	541,800
Income tax provision	178,733
Conversion difference	(174,256)
Balance		(546,277)
Total deferred tax liabilities [Member]
Taxation [LIne Items]
Balance	(52,597,452)	(53,272,466)
Business combination / (loss) of control	35,772,829	(1,519,900)
Income tax provision	1,144,447	2,113,512
Conversion difference	(87,099)	81,402
Balance	(15,767,275)	(52,597,452)
Charge to OCI
Others [Member]
Taxation [LIne Items]
Balance	2,516,719	3,402,846
Business combination / (loss) of control		765,384
Income tax provision		(1,651,511)
Conversion difference
Balance		2,516,719
Charge to OCI
Inventories [Member]
Taxation [LIne Items]
Balance	(8,041,220)	(6,461,576)
Business combination / (loss) of control		(939,250)
Income tax provision		(640,394)
Conversion difference
Balance		(8,041,220)
Charge to OCI
Others [Member]
Taxation [LIne Items]
Balance	$ (546,277)	(607,722)
Business combination / (loss) of control
Income tax provision		111,773
Conversion difference		(50,328)
Balance		(546,277)
Charge to OCI